Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related party disclosures
Short-term benefits	$ 22,085,122	$ 22,430,187
Post employment benefits	613,423	601,682
Other long-term benefits	175,780	147,090
Termination benefits		1,187,215
Share-based payments	15,481,114	13,494,675
Total	38,355,439	37,860,849
Parent Entity
Related party disclosures
Short-term benefits	20,907,779	21,252,526
Post employment benefits	493,529	487,514
Other long-term benefits	175,780	147,090
Termination benefits		1,187,215
Share-based payments	14,569,565	12,904,703
Total	$ 36,146,653	$ 35,979,048